		•	Pacific Select Fund
June 30, 2004		•	Pacific Select Variable Annuity Separate Account of Pacific Life Insurance Company
Semi-Annual Reports
Pacific Select

PACIFIC SELECT FUND

Schedules of Investments and Notes	A-1
Financial Statements:
Statements of Assets and Liabilities	B-1
Statements of Operations	B-5
Statements of Changes in Net Assets	B-9
Financial Highlights	C-1
Notes to Financial Statements	D-1
Trustees and Officers Information	E-1
Special Meeting of Shareholders	E-3

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

Financial Statements:
Statements of Assets and Liabilities	F-1
Statements of Operations	F-5
Statements of Changes in Net Assets	F-9
Financial Highlights	G-1
Notes to Financial Statements	H-1

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2004 (Unaudited)
(In thousands)

	Blue	Aggressive	Diversified	Short	I-Net	Financial	Health
	Chip	Growth	Research	Duration Bond	TollkeeperSM	Services	Sciences	Technology
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
Blue Chip Portfolio	$87,997
Aggressive Growth Portfolio		$3,966
Diversified Research Portfolio			$44,446
Short Duration Bond Portfolio				$61,501
I-Net Tollkeeper PortfolioSM					$6,177
Financial Services Portfolio						$8,920
Health Sciences Portfolio							$12,670
Technology Portfolio								$7,790
Receivables:
Due from Pacific Life Insurance Company	19	—	—	126	—	—	—	—
Fund shares redeemed	—	—	15	—	7	198	47	51

Total Assets	88,016	3,966	44,461	61,627	6,184	9,118	12,717	7,841

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	15	—	7	198	47	51
Fund shares purchased	19	—	—	126	—	—	—	—

Total Liabilities	19	—	15	126	7	198	47	51

NET ASSETS	$87,997	$3,966	$44,446	$61,501	$6,177	$8,920	$12,670	$7,790

Shares Owned in each Portfolio	11,596	476	4,004	6,257	1,554	869	1,347	1,730

Cost of Investments	$94,796	$2,988	$38,598	$62,477	$4,620	$7,348	$10,924	$6,073

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2004 (Unaudited)
(In thousands)

	Focused	Growth	Mid-Cap	International	Capital	International	Equity	Small-Cap
	30	LT	Value	Value	Opportunities	Large-Cap	Index	Index
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
Focused 30 Portfolio	$5,886
Growth LT Portfolio		$259,020
Mid-Cap Value Portfolio			$106,384
International Value Portfolio				$197,355
Capital Opportunities Portfolio					$17,222
International Large-Cap Portfolio						$86,923
Equity Index Portfolio							$225,675
Small-Cap Index Portfolio								$76,659
Receivables:
Due from Pacific Life Insurance Company	11	—	229	—	386	57	—	26
Fund shares redeemed	—	217	—	77	—	—	627	—

Total Assets	5,897	259,237	106,613	197,432	17,608	86,980	226,302	76,685

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	217	—	77	—	—	627	—
Fund shares purchased	11	—	229	—	386	57	—	26

Total Liabilities	11	217	229	77	386	57	627	26

NET ASSETS	$5,886	$259,020	$106,384	$197,355	$17,222	$86,923	$225,675	$76,659

Shares Owned in each Portfolio	767	14,362	6,536	15,024	2,128	12,387	8,256	6,122

Cost of Investments	$4,907	$209,040	$73,295	$185,834	$15,434	$83,289	$148,510	$62,101

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2004 (Unaudited)
(In thousands)

	Multi-	Main	Emerging	Inflation	Managed	Small-Cap	Money	High Yield
	Strategy	Street® Core	Markets	Managed	Bond	Value	Market	Bond
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
Multi-Strategy Portfolio	$97,744
Main Street® Core Portfolio		$197,893
Emerging Markets Portfolio			$43,520
Inflation Managed Portfolio				$148,216
Managed Bond Portfolio					$242,138
Small-Cap Value Portfolio						$29,175
Money Market Portfolio							$75,155
High Yield Bond Portfolio								$86,459
Receivables:
Due from Pacific Life Insurance Company	—	—	—	12	—	315	—	—
Fund shares redeemed	151	148	4	—	230	—	418	25

Total Assets	97,895	198,041	43,524	148,228	242,368	29,490	75,573	86,484

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	151	148	4	—	230	—	418	25
Fund shares purchased	—	—	—	12	—	315	—	—

Total Liabilities	151	148	4	12	230	315	418	25

NET ASSETS	$97,744	$197,893	$43,520	$148,216	$242,138	$29,175	$75,155	$86,459

Shares Owned in each Portfolio	6,360	10,289	4,419	11,888	21,859	2,100	7,450	12,752

Cost of Investments	$83,951	$174,653	$29,714	$123,823	$230,567	$21,819	$74,899	$85,633

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2004 (Unaudited)
(In thousands)

	Equity		Aggressive	Large-Cap		Real	Mid-Cap
	Income	Equity	Equity	Value	Comstock	Estate	Growth
	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
Equity Income Portfolio	$15,556
Equity Portfolio		$62,710
Aggressive Equity Portfolio			$30,647
Large-Cap Value Portfolio				$147,073
Comstock Portfolio					$35,466
Real Estate Portfolio						$40,056
Mid-Cap Growth Portfolio							$13,152
Receivables:
Due from Pacific Life Insurance Company	86	—	—	—	—	244	—
Fund shares redeemed	—	90	96	53	113	—	107

Total Assets	15,642	62,800	30,743	147,126	35,579	40,300	13,259

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	90	96	53	113	—	107
Fund shares purchased	86	—	—	—	—	244	—

Total Liabilities	86	90	96	53	113	244	107

NET ASSETS	$15,556	$62,710	$30,647	$147,073	$35,466	$40,056	$13,152

Shares Owned in each Portfolio	1,418	3,543	3,172	12,242	3,803	2,348	2,168

Cost of Investments	$12,502	$60,893	$25,174	$141,203	$28,690	$24,579	$10,048

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2004 (Unaudited)
(In thousands)

	Blue	Aggressive	Diversified	Short	I-Net	Financial	Health
	Chip	Growth	Research	Duration Bond	Tollkeeper	Services	Sciences	Technology
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends	$—	$—	$—	$768	$—	$—	$—	$—
EXPENSES
Mortality and expense risk fees	511	30	252	395	44	57	70	56

Net Investment Income (Loss)	(511)	(30)	(252)	373	(44)	(57)	(70)	(56)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	(2,084)	127	(110)	(95)	265	28	12	(123)
Change in net unrealized appreciation (depreciation) on investments	2,906	53	1,750	(562)	(270)	135	371	(41)

Net Gain (Loss) on Investments	822	180	1,640	(657)	(5)	163	383	(164)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 311	$150	$1,388	($284)	($49)	$106	$313	($220)

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2004 (Unaudited)
(In thousands)

	Focused	Growth	Mid-Cap	International	Capital	International	Equity	Small-Cap
	30	LT	Value	Value	Opportunities	Large-Cap	Index	Index
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk fees	36	1,723	651	1,322	118	539	1,438	362

Net Investment Loss	(36)	(1,723)	(651)	(1,322)	(118)	(539)	(1,438)	(362)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	94	6,290	853	(2,720)	(999)	(1,210)	5,750	1,014
Change in net unrealized appreciation on investments	355	1,804	9,759	6,189	1,564	5,177	1,780	3,525

Net Gain on Investments	449	8,094	10,612	3,469	565	3,967	7,530	4,539

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$413	$6,371	$9,961	$2,147	$447	$3,428	$6,092	$4,177

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2004 (Unaudited)
(In thousands)

	Multi-	Main	Emerging	Inflation	Managed	Small-Cap	Money	High Yield
	Strategy	Street Core	Markets	Managed	Bond	Value	Market	Bond
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$3,236	$—	$269	$4,059
EXPENSES
Mortality and expense risk fees	635	1,272	263	905	1,611	173	510	725

Net Investment Income (Loss)	(635)	(1,272)	(263)	(905)	1,625	(173)	(241)	3,334

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	738	1,726	748	694	1,292	(5)	32	(5,006)
Change in net unrealized appreciation (depreciation) on investments	682	3,764	(811)	2,392	(3,065)	2,587	(20)	555

Net Gain (Loss) on Investments	1,420	5,490	(63)	3,086	(1,773)	2,582	12	(4,451)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$785	$4,218	($326)	$2,181	($148)	$2,409	($229)	($1,117)

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2004 (Unaudited)
(In thousands)

	Equity		Aggressive	Large-Cap		Real	Mid-Cap
	Income	Equity	Equity	Value	Comstock	Estate	Growth
	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk fees	92	400	215	900	210	260	71

Net Investment Loss	(92)	(400)	(215)	(900)	(210)	(260)	(71)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	48	(933)	(195)	(1,647)	(36)	1,189	(17)
Change in net unrealized appreciation on investments	332	2,170	2,089	5,959	1,531	1,705	863

Net Gain on Investments	380	1,237	1,894	4,312	1,495	2,894	846

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$288	$837	$1,679	$3,412	$1,285	$2,634	$775

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
(In thousands)

	Blue Chip		Aggressive Growth		Diversified Research		Short Duration Bond
	Variable Account		Variable Account		Variable Account		Variable Account (1)
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Period Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2004 (2)	2003	2004 (2)	2003	2004 (2)	2003	2004 (2)	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($511)	($764)	($30)	($53)	($252)	($219)	$373	$518
Net realized gain (loss) from security transactions	(2,084)	(10,329)	127	(254)	(110)	(1,345)	(95)	(24)
Change in net unrealized appreciation (depreciation) on investments	2,906	26,829	53	1,360	1,750	8,534	(562)	(414)

Net Increase (Decrease) in Net Assets Resulting from Operations	311	15,736	150	1,053	1,388	6,970	(284)	80

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	841	1,591	48	133	408	383	829	1,184
Transfers between variable accounts, net	12,798	(2,278)	(797)	1,302	9,605	10,768	4,485	64,729
Transfers—policy charges and deductions	(300)	(639)	(11)	(43)	(210)	(255)	(368)	(388)
Transfers—surrenders	(5,512)	(9,808)	(475)	(598)	(3,101)	(3,957)	(4,278)	(4,494)
Transfers—other	(6)	4	(1)	1	(26)	32	(11)	17

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	7,821	(11,130)	(1,236)	795	6,676	6,971	657	61,048

NET INCREASE (DECREASE) IN NET ASSETS	8,132	4,606	(1,086)	1,848	8,064	13,941	373	61,128

NET ASSETS
Beginning of Period/Year	79,865	75,259	5,052	3,204	36,382	22,441	61,128	—

End of Period/Year	$87,997	$79,865	$3,966	$5,052	$44,446	$36,382	$61,501	$61,128

(1)	Operations commenced on May 1, 2003.

(2)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	I-Net Tollkeeper		Financial Services		Health Sciences		Technology
	Variable Account		Variable Account		Variable Account		Variable Account
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2004 (1)	2003	2004 (1)	2003	2004 (1)	2003	2004 (1)	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($44)	($77)	($57)	($24)	($70)	($91)	($56)	($76)
Net realized gain (loss) from security transactions	265	(1,834)	28	(38)	12	(190)	(123)	(318)
Change in net unrealized appreciation (depreciation) on investments	(270)	4,022	135	1,756	371	1,958	(41)	2,818

Net Increase (Decrease) in Net Assets Resulting from Operations	(49)	2,111	106	1,694	313	1,677	(220)	2,424

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	58	88	89	199	90	161	146	200
Transfers between variable accounts, net	(2,097)	3,264	557	3,065	3,085	3,366	(1,554)	5,183
Transfers—policy charges and deductions	(19)	(49)	(43)	(27)	(52)	(45)	(49)	(25)
Transfers—surrenders	(661)	(930)	(579)	(996)	(782)	(1,153)	(706)	(1,164)
Transfers—other	1	(1)	1	1	(1)	—	3	(1)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(2,718)	2,372	25	2,242	2,340	2,329	(2,160)	4,193

NET INCREASE (DECREASE) IN NET ASSETS	(2,767)	4,483	131	3,936	2,653	4,006	(2,380)	6,617

NET ASSETS
Beginning of Period/Year	8,944	4,461	8,789	4,853	10,017	6,011	10,170	3,553

End of Period/Year	$6,177	$8,944	$8,920	$8,789	$12,670	$10,017	$7,790	$10,170

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Focused 30		Growth LT		Mid-Cap Value		International Value
	Variable Account		Variable Account		Variable Account		Variable Account
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2004 (1)	2003	2004 (1)	2003	2004 (1)	2003	2004 (1)	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($36)	($55)	($1,723)	($3,540)	($651)	($560)	($1,322)	$805
Net realized gain (loss) from security transactions	94	(907)	6,290	(10,547)	853	(1,246)	(2,720)	(20,135)
Change in net unrealized appreciation on investments	355	2,425	1,804	93,038	9,759	21,596	6,189	65,922

Net Increase in Net Assets Resulting from Operations	413	1,463	6,371	78,951	9,961	19,790	2,147	46,592

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	25	43	1,309	2,765	716	1,386	1,587	2,464
Transfers between variable accounts, net	(919)	2,523	(21,262)	(42,824)	6,434	10,420	(7,726)	(3,531)
Transfers—policy charges and deductions	(17)	(32)	(2,095)	(3,744)	(535)	(703)	(1,836)	(2,756)
Transfers—surrenders	(510)	(810)	(20,362)	(34,657)	(8,104)	(11,808)	(16,116)	(26,393)
Transfers—other	(1)	2	2	9	(4)	9	(7)	—

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,422)	1,726	(42,408)	(78,451)	(1,493)	(696)	(24,098)	(30,216)

NET INCREASE (DECREASE) IN NET ASSETS	(1,009)	3,189	(36,037)	500	8,468	19,094	(21,951)	16,376

NET ASSETS
Beginning of Period/Year	6,895	3,706	295,057	294,557	97,916	78,822	219,306	202,930

End of Period/Year	$5,886	$6,895	$259,020	$295,057	$106,384	$97,916	$197,355	$219,306

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Capital Opportunities		International Large-Cap		Equity Index		Small-Cap Index
	Variable Account		Variable Account		Variable Account		Variable Account
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2004 (1)	2003	2004 (1)	2003	2004 (1)	2003	2004 (1)	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($118)	($156)	($539)	$21	($1,438)	$299	($362)	($207)
Net realized gain (loss) from security transactions	(999)	(3,490)	(1,210)	(6,416)	5,750	4,131	1,014	(2,921)
Change in net unrealized appreciation on investments	1,564	7,706	5,177	24,746	1,780	50,202	3,525	16,867

Net Increase in Net Assets Resulting from Operations	447	4,060	3,428	18,351	6,092	54,632	4,177	13,739

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	185	430	846	1,371	899	2,369	410	664
Transfers between variable accounts, net	(1,772)	(1,178)	2,900	12,355	(2,883)	(33,431)	21,694	11,114
Transfers—policy charges and deductions	(51)	(170)	(351)	(570)	(2,241)	(4,367)	(299)	(330)
Transfers—surrenders	(1,356)	(2,239)	(5,575)	(8,388)	(16,503)	(32,096)	(4,536)	(5,402)
Transfers—other	1	(1)	(11)	17	6	91	1	6

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(2,993)	(3,158)	(2,191)	4,785	(20,722)	(67,434)	17,270	6,052

NET INCREASE (DECREASE) IN NET ASSETS	(2,546)	902	1,237	23,136	(14,630)	(12,802)	21,447	19,791

NET ASSETS
Beginning of Period/Year	19,768	18,866	85,686	62,550	240,305	253,107	55,212	35,421

End of Period/Year	$17,222	$19,768	$86,923	$85,686	$225,675	$240,305	$76,659	$55,212

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Multi-Strategy		Main Street Core		Emerging Markets		Inflation Managed
	Variable Account		Variable Account (1)		Variable Account		Variable Account

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2004 (2)	2003	2004 (2)	2003	2004 (2)	2003	2004 (2)	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($635)	$260	($1,272)	($537)	($263)	($41)	($905)	$8,904
Net realized gain (loss) from security transactions	738	(2,132)	1,726	(6,478)	748	(1,640)	694	4,131
Change in net unrealized appreciation (depreciation) on investments	682	21,796	3,764	51,406	(811)	18,362	2,392	(1,366)

Net Increase (Decrease) in Net Assets Resulting from Operations	785	19,924	4,218	44,391	(326)	16,681	2,181	11,669

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	704	1,121	860	1,777	300	381	1,274	2,270
Transfers between variable accounts, net	(551)	(3,808)	(1,727)	8,561	4,616	2,920	10,320	(34,281)
Transfers—policy charges and deductions	(1,155)	(2,312)	(1,852)	(3,432)	(211)	(317)	(1,259)	(2,667)
Transfers—surrenders	(8,081)	(13,979)	(14,458)	(25,644)	(3,610)	(5,313)	(10,383)	(27,341)
Transfers—other	5	(4)	(7)	10	3	(19)	(9)	118

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(9,078)	(18,982)	(17,184)	(18,728)	1,098	(2,348)	(57)	(61,901)

NET INCREASE (DECREASE) IN NET ASSETS	(8,293)	942	(12,966)	25,663	772	14,333	2,124	(50,232)

NET ASSETS
Beginning of Period/Year	106,037	105,095	210,859	185,196	42,748	28,415	146,092	196,324

End of Period/Year	$97,744	$106,037	$197,893	$210,859	$43,520	$42,748	$148,216	$146,092

(1)	Formerly named Large-Cap Core Variable Account.

(2)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Managed Bond		Small-Cap Value		Money Market		High Yield Bond
	Variable Account		Variable Account (1)		Variable Account		Variable Account

	Period Ended	Year Ended	Period Ended	Period Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2004 (2)	2003	2004 (2)	2003	2004 (2)	2003	2004 (2)	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,625	$25,243	($173)	$17	($241)	($605)	$3,334	$6,623
Net realized gain (loss) from security transactions	1,292	9,154	(5)	(4)	32	319	(5,006)	(8,228)
Change in net unrealized appreciation (depreciation) on investments	(3,065)	(17,884)	2,587	4,769	(20)	(292)	555	19,751

Net Increase (Decrease) in Net Assets Resulting from Operations	(148)	16,513	2,409	4,782	(229)	(578)	(1,117)	18,146

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	1,600	3,704	241	373	768	2,882	732	1,538
Transfers between variable accounts, net	(8,974)	(73,157)	2,927	22,118	16,581	(36,102)	(31,783)	34,499
Transfers—policy charges and deductions	(2,298)	(4,886)	(98)	(109)	(1,300)	(4,282)	(879)	(1,298)
Transfers—surrenders	(18,512)	(51,426)	(1,927)	(1,542)	(17,217)	(49,065)	(10,695)	(19,272)
Transfers—other	(8)	246	(4)	5	1	10	(31)	40

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(28,192)	(125,519)	1,139	20,845	(1,167)	(86,557)	(42,656)	15,507

NET INCREASE (DECREASE) IN NET ASSETS	(28,340)	(109,006)	3,548	25,627	(1,396)	(87,135)	(43,773)	33,653

NET ASSETS
Beginning of Period/Year	270,478	379,484	25,627	—	76,551	163,686	130,232	96,579

End of Period/Year	$242,138	$270,478	$29,175	$25,627	$75,155	$76,551	$86,459	$130,232

(1)	Operations commenced on May 1, 2003.

(2)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Equity Income		Equity		Aggressive Equity		Large-Cap Value
	Variable Account		Variable Account		Variable Account		Variable Account

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2004 (1)	2003	2004 (1)	2003	2004 (1)	2003	2004 (1)	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($92)	$3	($400)	($627)	($215)	($281)	($900)	($74)
Net realized gain (loss) from security transactions	48	(757)	(933)	(12,636)	(195)	(7,331)	(1,647)	(8,027)
Change in net unrealized appreciation on investments	332	3,645	2,170	27,291	2,089	17,744	5,959	39,420

Net Increase in Net Assets Resulting from Operations	288	2,891	837	14,028	1,679	10,132	3,412	31,319

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	106	172	184	558	176	413	1,291	2,454
Transfers between variable accounts, net	1,933	5	(2,628)	(5,703)	(6,921)	(5,877)	15,098	3,288
Transfers—policy charges and deductions	(161)	(151)	(465)	(1,354)	(304)	(407)	(849)	(1,358)
Transfers—surrenders	(1,479)	(2,082)	(4,673)	(8,966)	(2,679)	(5,048)	(9,805)	(15,219)
Transfers—other	3	2	2	78	3	2	(16)	22

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	402	(2,054)	(7,580)	(15,387)	(9,725)	(10,917)	5,719	(10,813)

NET INCREASE (DECREASE) IN NET ASSETS	690	837	(6,743)	(1,359)	(8,046)	(785)	9,131	20,506

NET ASSETS
Beginning of Period/Year	14,866	14,029	69,453	70,812	38,693	39,478	137,942	117,436

End of Period/Year	$15,556	$14,866	$62,710	$69,453	$30,647	$38,693	$147,073	$137,942

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Comstock		Real Estate		Mid-Cap Growth
	Variable Account (1)		Variable Account		Variable Account

	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2004 (2)	2003	2004 (2)	2003	2004 (2)	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($210)	($62)	($260)	$1,392	($71)	($111)
Net realized gain (loss) from security transactions	(36)	(588)	1,189	339	(17)	(3,900)
Change in net unrealized appreciation on investments	1,531	6,813	1,705	9,643	863	6,170

Net Increase in Net Assets Resulting from Operations	1,285	6,163	2,634	11,374	775	2,159

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	322	420	330	712	100	248
Transfers between variable accounts, net	4,127	21,400	(2,205)	1,783	2,702	569
Transfers—policy charges and deductions	(220)	(170)	(289)	(311)	(70)	(106)
Transfers—surrenders	(2,165)	(2,316)	(3,295)	(6,663)	(930)	(1,443)
Transfers—other	(4)	5	—	(2)	2	—

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,060	19,339	(5,459)	(4,481)	1,804	(732)

NET INCREASE (DECREASE) IN NET ASSETS	3,345	25,502	(2,825)	6,893	2,579	1,427

NET ASSETS
Beginning of Period/Year	32,121	6,619	42,881	35,988	10,573	9,146

End of Period/Year	$35,466	$32,121	$40,056	$42,881	$13,152	$10,573

(1)	Formerly named Strategic Value Variable Account.

(2)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS

     Selected accumulation unit value (AUV), total units outstanding, total net assets, ratios of investment income and expenses to average daily net assets, and total returns for each period or year ended are presented in the table below.

	AUV			Ratios of
	at	Number	Total	Investment	Ratios of
For the	End	of	Net	Income to	Expenses to
Period/Year	of Period/	Units	Assets	Average Net	Average Net	Total
Ended	Year	Outstanding	(in $000’s)	Assets (1)	Assets (1)	Returns (2)

Blue Chip
01/01/2004 – 06/30/2004 (Unaudited)	$7.29	12,064,626	$87,997	0.00%	1.25%	0.16%
2003	7.28	10,966,798	79,865	0.22%	1.25%	23.81%
2002	5.88	12,794,576	75,259	0.11%	1.25%	(26.86%)
01/02/2001 – 12/31/2001	8.04	13,611,930	109,474	0.11%	1.25%	(19.58%)

Aggressive Growth
01/01/2004 – 06/30/2004 (Unaudited)	$7.98	497,016	$3,966	0.00%	1.25%	4.97%
2003	7.60	664,667	5,052	0.00%	1.25%	25.09%
2002	6.08	527,332	3,204	0.00%	1.25%	(23.30%)
01/02/2001 – 12/31/2001	7.92	2,268,467	17,972	0.00%	1.25%	(20.77%)

Diversified Research
01/01/2004 – 06/30/2004 (Unaudited)	$10.62	4,186,238	$44,446	0.00%	1.25%	3.54%
2003	10.25	3,548,204	36,382	0.41%	1.25%	30.98%
2002	7.83	2,866,659	22,441	0.29%	1.25%	(25.14%)
2001	10.46	2,773,119	28,999	0.23%	1.25%	(3.96%)

Short Duration Bond
01/01/2004 – 06/30/2004 (Unaudited)	$9.97	6,166,673	$61,501	2.42%	1.25%	(0.39%)
05/01/2003 – 12/31/2003	10.01	6,105,155	61,128	2.57%	1.25%	0.13%

I-Net Tollkeeper
01/01/2004 – 06/30/2004 (Unaudited)	$3.77	1,637,054	$6,177	0.00%	1.25%	0.22%
2003	3.76	2,375,489	8,944	0.00%	1.25%	41.44%
2002	2.66	1,675,888	4,461	0.00%	1.25%	(39.38%)
2001	4.39	2,089,045	9,173	0.00%	1.25%	(34.72%)

Financial Services
01/01/2004 – 06/30/2004 (Unaudited)	$9.94	897,524	$8,920	0.00%	1.25%	0.99%
2003	9.84	893,116	8,789	0.86%	1.25%	27.41%
2002	7.72	628,358	4,853	0.20%	1.25%	(15.65%)
01/02/2001 – 12/31/2001	9.16	823,451	7,540	0.35%	1.25%	(8.43%)

Health Sciences
01/01/2004 – 06/30/2004 (Unaudited)	$9.01	1,406,730	$12,670	0.00%	1.25%	3.33%
2003	8.72	1,149,106	10,017	0.00%	1.25%	26.24%
2002	6.91	870,570	6,011	0.00%	1.25%	(24.26%)
01/02/2001 – 12/31/2001	9.12	1,126,834	10,273	0.00%	1.25%	(8.83%)

Technology
01/01/2004 – 06/30/2004 (Unaudited)	$4.31	1,807,284	$7,790	0.00%	1.25%	(0.96%)
2003	4.35	2,336,882	10,170	0.00%	1.25%	40.80%
2002	3.09	1,149,444	3,553	0.00%	1.25%	(47.01%)
01/02/2001 – 12/31/2001	5.83	1,054,641	6,152	0.00%	1.25%	(41.67%)

Focused 30
01/01/2004 – 06/30/2004 (Unaudited)	$7.37	798,194	$5,886	0.00%	1.25%	6.87%
2003	6.90	999,087	6,895	0.00%	1.25%	40.49%
2002	4.91	754,441	3,706	0.16%	1.25%	(30.29%)
2001	7.05	1,267,953	8,934	0.07%	1.25%	(14.44%)

Growth LT
01/01/2004 – 06/30/2004 (Unaudited)	$30.10	8,604,708	$259,020	0.00%	1.25%	2.28%
2003	29.43	10,025,193	295,057	0.00%	1.25%	32.31%
2002	22.24	13,242,258	294,557	1.03%	1.25%	(29.86%)
2001	31.71	17,994,286	570,631	16.84%	1.25%	(30.44%)

Mid-Cap Value
01/01/2004 – 06/30/2004 (Unaudited)	$17.09	6,226,077	$106,384	0.00%	1.25%	10.54%
2003	15.46	6,334,603	97,916	0.56%	1.25%	27.50%
2002	12.12	6,501,783	78,822	7.04%	1.25%	(15.52%)
2001	14.35	9,519,914	136,622	3.42%	1.25%	11.89%

International Value
01/01/2004 – 06/30/2004 (Unaudited)	$15.05	13,110,560	$197,355	0.00%	1.25%	1.07%
2003	14.89	14,724,076	219,306	1.66%	1.25%	26.13%
2002	11.81	17,184,202	202,930	0.84%	1.25%	(14.98%)
2001	13.89	22,426,166	311,488	2.65%	1.25%	(22.85%)

See Notes to Financial Statements	See explanation of references on G-3

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	AUV			Ratios of
	at	Number	Total	Investment	Ratios of
For the	End	of	Net	Income to	Expenses to
Period/Year	of Period/	Units	Assets	Average Net	Average Net	Total
Ended	Year	Outstanding	(in $000’s)	Assets (1)	Assets (1)	Returns (2)

Capital Opportunities
01/01/2004 – 06/30/2004 (Unaudited)	$7.80	2,207,471	$17,222	0.00%	1.25%	3.00%
2003	7.57	2,609,867	19,768	0.39%	1.25%	25.55%
2002	6.03	3,127,234	18,866	0.18%	1.25%	(27.69%)
01/02/2001 – 12/31/2001	8.34	3,693,166	30,812	0.17%	1.25%	(16.57%)

International Large-Cap
01/01/2004 – 06/30/2004 (Unaudited)	$6.83	12,722,903	$86,923	0.00%	1.25%	4.17%
2003	6.56	13,064,458	85,686	1.28%	1.25%	28.90%
2002	5.09	12,292,762	62,550	0.94%	1.25%	(18.65%)
2001	6.25	15,304,319	95,728	0.84%	1.25%	(19.31%)

Equity Index
01/01/2004 – 06/30/2004 (Unaudited)	$32.75	6,890,411	$225,675	0.00%	1.25%	2.68%
2003	31.90	7,533,380	240,305	1.38%	1.25%	26.70%
2002	25.18	10,053,324	253,107	9.54%	1.25%	(23.31%)
2001	32.83	13,363,360	438,710	1.40%	1.25%	(13.25%)

Small-Cap Index
01/01/2004 – 06/30/2004 (Unaudited)	$13.45	5,698,523	$76,659	0.00%	1.25%	5.91%
2003	12.70	4,346,805	55,212	0.71%	1.25%	44.71%
2002	8.78	4,035,481	35,421	0.78%	1.25%	(22.17%)
2001	11.28	2,361,793	26,635	8.50%	1.25%	0.46%

Multi-Strategy
01/01/2004 – 06/30/2004 (Unaudited)	$29.30	3,335,604	$97,744	0.00%	1.25%	0.77%
2003	29.08	3,646,300	106,037	1.51%	1.25%	21.74%
2002	23.89	4,399,716	105,095	3.02%	1.25%	(14.15%)
2001	27.82	5,985,636	166,538	2.68%	1.25%	(2.39%)

Main Street Core (3)
01/01/2004 – 06/30/2004 (Unaudited)	$28.23	7,010,545	$197,893	0.00%	1.25%	2.00%
2003	27.67	7,619,421	210,859	0.97%	1.25%	25.38%
2002	22.07	8,390,555	185,196	0.67%	1.25%	(29.29%)
2001	31.22	11,756,550	366,993	1.72%	1.25%	(10.01%)

Emerging Markets
01/01/2004 – 06/30/2004 (Unaudited)	$9.20	4,731,180	$43,520	0.00%	1.25%	(1.14%)
2003	9.30	4,593,945	42,748	1.11%	1.25%	66.35%
2002	5.59	5,080,084	28,415	0.51%	1.25%	(4.27%)
2001	5.84	7,233,057	42,264	0.13%	1.25%	(9.82%)

Inflation Managed (4)
01/01/2004 – 06/30/2004 (Unaudited)	$25.32	5,853,634	$148,216	0.00%	1.25%	1.41%
2003	24.97	5,851,255	146,092	6.19%	1.25%	6.90%
2002	23.36	8,405,588	196,324	2.47%	1.25%	14.02%
2001	20.48	5,619,239	115,108	3.65%	1.25%	2.96%

Managed Bond
01/01/2004 – 06/30/2004 (Unaudited)	$25.21	9,604,170	$242,138	2.51%	1.25%	(0.10%)
2003	25.24	10,717,247	270,478	9.15%	1.25%	4.91%
2002	24.06	15,775,303	379,484	5.30%	1.25%	9.55%
2001	21.96	22,535,629	494,830	5.12%	1.25%	5.99%

Small-Cap Value
01/01/2004 – 06/30/2004 (Unaudited)	$13.80	2,114,584	$29,175	0.00%	1.25%	9.61%
05/01/2003 – 12/31/2003	12.59	2,035,868	25,627	1.36%	1.25%	25.88%

Money Market
01/01/2004 – 06/30/2004 (Unaudited)	$14.72	5,105,500	$75,155	0.66%	1.25%	(0.28%)
2003	14.76	5,185,940	76,551	0.78%	1.25%	(0.47%)
2002	14.83	11,037,212	163,686	1.40%	1.25%	0.15%
2001	14.81	14,945,680	221,311	3.71%	1.25%	2.57%

High Yield Bond
01/01/2004 – 06/30/2004 (Unaudited)	$24.77	3,489,825	$86,459	7.00%	1.25%	(0.48%)
2003	24.89	5,231,336	130,232	7.37%	1.25%	18.80%
2002	20.96	4,608,773	96,579	8.70%	1.25%	(4.21%)
2001	21.88	5,987,487	130,989	9.73%	1.25%	0.08%

See Notes to Financial Statements	See explanation of references on G-3

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	AUV			Ratios of
	at	Number	Total	Investment	Ratios of
For the	End	of	Net	Income to	Expenses to
Period/Year	of Period/	Units	Assets	Average Net	Average Net	Total
Ended	Year	Outstanding	(in $000’s)	Assets (1)	Assets (1)	Returns (2)

Equity Income
01/01/2004 – 06/30/2004 (Unaudited)	$10.86	1,433,041	$15,556	0.00%	1.25%	1.96%
2003	10.65	1,396,267	14,866	1.27%	1.25%	24.67%
01/02/2002 – 12/31/2002	8.54	1,642,668	14,029	1.48%	1.25%	(14.60%)

Equity
01/01/2004 – 06/30/2004 (Unaudited)	$16.34	3,838,368	$62,710	0.00%	1.25%	0.99%
2003	16.18	4,293,338	69,453	0.35%	1.25%	22.79%
2002	13.17	5,374,870	70,812	0.31%	1.25%	(27.42%)
2001	18.15	7,872,674	142,911	5.99%	1.25%	(22.74%)

Aggressive Equity
01/01/2004 – 06/30/2004 (Unaudited)	$10.06	3,045,023	$30,647	0.00%	1.25%	5.42%
2003	9.55	4,052,716	38,693	0.48%	1.25%	31.49%
2002	7.26	5,437,137	39,478	0.00%	1.25%	(26.03%)
2001	9.82	6,092,175	59,798	0.00%	1.25%	(18.28%)

Large-Cap Value
01/01/2004 – 06/30/2004 (Unaudited)	$12.09	12,168,084	$147,073	0.00%	1.25%	2.76%
2003	11.76	11,727,947	137,942	1.19%	1.25%	29.61%
2002	9.07	12,940,961	117,436	0.90%	1.25%	(23.92%)
2001	11.93	15,232,214	181,681	4.35%	1.25%	(4.85%)

Comstock (5)
01/01/2004 – 06/30/2004 (Unaudited)	$9.01	3,937,441	$35,466	0.00%	1.25%	4.04%
2003	8.66	3,710,085	32,121	0.94%	1.25%	29.76%
2002	6.67	992,013	6,619	0.12%	1.25%	(23.12%)
2001	8.68	1,409,565	12,234	0.37%	1.25%	(10.99%)

Real Estate (6)
01/01/2004 – 06/30/2004 (Unaudited)	$19.80	2,023,430	$40,056	0.00%	1.25%	6.92%
2003	18.51	2,316,021	42,881	4.99%	1.25%	35.82%
2002	13.63	2,639,881	35,988	5.30%	1.25%	(1.56%)
2001	13.85	2,922,345	40,470	3.70%	1.25%	7.19%

Mid-Cap Growth
01/01/2004 – 06/30/2004 (Unaudited)	$5.81	2,264,603	$13,152	0.00%	1.25%	7.51%
2003	5.40	1,957,362	10,573	0.00%	1.25%	28.77%
2002	4.19	2,180,363	9,146	0.00%	1.25%	(47.69%)
01/02/2001 – 12/31/2001	8.02	1,504,437	12,064	0.00%	1.25%	(19.81%)

(1)	The ratios of investment income and expenses to average daily net assets for periods of less than one full year are annualized.

(2)	Total returns reflect a deduction for mortality and expense risk charges assessed through the daily accumulation unit value calculation and these charges are assessed at an annual rate of 1.25% of the average daily net assets of each Variable Account as discussed in Note 5 to Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, administrative charges, maintenance fees, premium tax charges, withdrawal and surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns for periods of less than one full year are not annualized.

(3)	Prior to 01/01/2003, Main Street Core Variable Account was named Large-Cap Core Variable Account. Prior to 01/01/2002, the Variable Account was named Equity Income Variable Account.

(4)	Prior to 05/01/2001, Inflation Managed Variable Account was named Government Securities Variable Account.

(5)	Prior to 05/01/2003, Comstock Variable Account was named Strategic Value Variable Account.

(6)	Prior to 05/01/2002, Real Estate Variable Account was named REIT Variable Account.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
(Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

     The Pacific Select Variable Annuity Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of June 30, 2004 is comprised of thirty-one subaccounts called Variable Accounts: the Blue Chip, Aggressive Growth, Diversified Research, Short Duration Bond, I-Net TollkeeperSM, Financial Services, Health Sciences, Technology, Focused 30, Growth LT, Mid-Cap Value, International Value, Capital Opportunities, International Large-Cap, Equity Index, Small-Cap Index, Multi-Strategy, Main Street® Core (formerly Large-Cap Core), Emerging Markets, Inflation Managed, Managed Bond, Small-Cap Value, Money Market, High Yield Bond, Equity Income, Equity, Aggressive Equity, Large-Cap Value, Comstock (formerly Strategic Value), Real Estate, and Mid-Cap Growth Variable Accounts. I-Net Tollkeeper is a service mark of Goldman, Sachs & Co., and Main Street is a registered trademark of OppenheimerFunds. The assets in each Variable Account invest in shares of the corresponding portfolios of Pacific Select Fund (the “Fund”), each of which pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are included in Sections A through D of this brochure and should be read in conjunction with the Separate Account’s financial statements.

     The net assets of the Fund’s Research, Global Growth, Telecommunications, and Small-Cap Equity Portfolios (the “Acquired Portfolios”), the underlying portfolios for the Research, Global Growth, Telecommunications, and Small-Cap Equity Variable Accounts, were transferred to the Fund’s Diversified Research, International Large-Cap, Technology, and Small-Cap Index Portfolios (the “Surviving Portfolios”), respectively, in exchange for shares of the respective Surviving Portfolios (the “Reorganization”). The Reorganization took place on December 31, 2003 for all these Portfolios/Variable Accounts, except for the Reorganization between the Small-Cap Equity Portfolio/Variable Account and the Small-Cap Index Portfolio/Variable Account, which took place on April 30, 2004. In connection with the Reorganization, a total of 102,754 outstanding accumulation units (valued at $986,927) of the Research Variable Account were exchanged for 96,251 accumulation units with equal value of the Diversified Research Variable Account; a total of 415,089 outstanding accumulation units (valued at $3,624,470) of the Global Growth Variable Account were exchanged for 552,621 accumulation units with equal value of the International Large-Cap Variable Account; a total of 336,902 outstanding accumulation units (valued at $1,252,142) of the Telecommunications Variable Account were exchanged for 287,717 accumulation units with equal value of the Technology Variable Account; and a total of 1,011,144 outstanding accumulation units (valued at $34,484,629) of the Small-Cap Equity Variable Account were exchanged for 2,705,458 accumulation units with equal value of the Small-Cap Index Variable account.

     The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on November 30, 1989 and commenced operations on July 24, 1990. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuities, are obligations of Pacific Life.

     The Separate Account held by Pacific Life represents funds from individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”). The assets of the Separate Account are carried at market value.

     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

     A. Valuation of Investments

     Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

     B. Security Transactions and Investment Income

     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

     C. Federal Income Taxes

     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2. DIVIDENDS

     During the six-month period ended June 30, 2004, the Fund declared dividends for the Short Duration Bond, Managed Bond, Money Market, and High Yield Bond Portfolios. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolios.

3. RELATED PARTY AGREEMENT

     Pacific select distributors, inc., a wholly-owned subsidiary of pacific life, serves as principle underwriter of variable annuity contracts funded by interests in the separate account, without remuneration from the separate account.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

4. SEPARATE ACCOUNT’S COST OF INVESTMENTS IN THE FUND SHARES

     The cost of investments in the Fund shares are determined on an identified cost basis, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of mortality and expense risk charges (M&E). A reconciliation of total cost and market value of the Separate Account’s investments in the Fund as of June 30, 2004, were as follows (amounts in thousands)

		Variable Accounts
					Short
		Blue	Aggressive	Diversified	Duration	I-Net	Financial
		Chip	Growth	Research	Bond	Tollkeeper	Services

Total cost of investments at beginning of period		$89,571	$4,127	$32,285	$61,542	$7,117	$7,352
Add:	Total net proceeds from policy and M&E transactions	15,160	1,173	10,316	7,198	2,175	2,393
	Reinvested distributions from the Fund	—	—	—	768	—	—

	Sub-Total	104,731	5,300	42,601	69,508	9,292	9,745
Less:	Cost of investments disposed during the period	9,935	2,312	4,003	7,031	4,672	2,397

Total cost of investments at end of period		94,796	2,988	38,598	62,477	4,620	7,348
Add:	Unrealized appreciation (depreciation)	(6,799)	978	5,848	(976)	1,557	1,572

Total market value of investments at end of period		$87,997	$3,966	$44,446	$61,501	$6,177	$8,920

							Inter-
		Health	Tech-	Focused	Growth	Mid-Cap	national
		Sciences	nology	30	LT	Value	Value

Total cost of investments at beginning of period		$8,642	$8,412	$6,270	$246,882	$74,586	$213,974
Add:	Total net proceeds from policy and M&E transactions	5,210	3,728	1,597	13,294	23,026	5,366
	Reinvested distributions from the Fund	—	—	—	—	—	—

	Sub-Total	13,852	12,140	7,867	260,176	97,612	219,340
Less:	Cost of investments disposed during the period	2,928	6,067	2,960	51,136	24,317	33,506

Total cost of investments at end of period		10,924	6,073	4,907	209,040	73,295	185,834
Add:	Unrealized appreciation	1,746	1,717	979	49,980	33,089	11,521

Total market value of investments at end of period		$12,670	$7,790	$5,886	$259,020	$106,384	$197,355

		Capital	Inter-				Main
		Oppor-	national	Equity	Small-Cap	Multi-	Street
		tunities	Large-Cap	Index	Index	Strategy	Core

Total cost of investments at beginning of period		$19,544	$87,228	$164,919	$44,179	$92,926	$191,384
Add:	Total net proceeds from policy and M&E transactions	1,277	4,301	16,508	49,269	1,051	2,567
	Reinvested distributions from the Fund	—	—	—	—	—	—

	Sub-Total	20,821	91,529	181,427	93,448	93,977	193,951
Less:	Cost of investments disposed during the period	5,387	8,240	32,917	31,347	10,026	19,298

Total cost of investments at end of period		15,434	83,289	148,510	62,101	83,951	174,653
Add:	Unrealized appreciation	1,788	3,634	77,165	14,558	13,793	23,240

Total market value of investments at end of period		$17,222	$86,923	$225,675	$76,659	$97,744	$197,893

							High
		Emerging	Inflation	Managed	Small-Cap	Money	Yield
		Markets	Managed	Bond	Value	Market	Bond

Total cost of investments at beginning of period		$28,132	$124,090	$255,842	$20,858	$76,275	$129,961
Add:	Total net proceeds from policy and M&E transactions	9,190	15,145	4,958	6,021	107,516	3,107
	Reinvested distributions from the Fund	—	—	3,236	—	269	4,059

	Sub-Total	37,322	139,235	264,036	26,879	184,060	137,127
Less:	Cost of investments disposed during the period	7,608	15,412	33,469	5,060	109,161	51,494

Total cost of investments at end of period		29,714	123,823	230,567	21,819	74,899	85,633
Add:	Unrealized appreciation	13,806	24,393	11,571	7,356	256	826

Total market value of investments at end of period		$43,520	$148,216	$242,138	$29,175	$75,155	$86,459

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

		Variable Accounts
					Large-
		Equity		Aggressive	Cap		Real
		Income	Equity	Equity	Value	Comstock	Estate

Total cost of investments at beginning of period		$12,143	$69,805	$35,309	$138,031	$26,876	$29,108
Add:	Total net proceeds from policy and M&E transactions	3,995	3,859	2,894	19,211	4,594	2,225
	Reinvested distributions from the Fund	—	—	—	—	—	—

	Sub-Total	16,138	73,664	38,203	157,242	31,470	31,333
Less:	Cost of investments disposed during the period	3,636	12,771	13,029	16,039	2,780	6,754

Total cost of investments at end of period		12,502	60,893	25,174	141,203	28,690	24,579
Add:	Unrealized appreciation	3,054	1,817	5,473	5,870	6,776	15,477

Total market value of investments at end of period		$15,556	$62,710	$30,647	$147,073	$35,466	$40,056

		Mid-Cap
		Growth

Total cost of investments at beginning of period		$8,334
Add:	Total net proceeds from policy and M&E transactions	4,150
	Reinvested distributions from the Fund	—

	Sub-Total	12,484
Less:	Cost of investments disposed during the period	2,436

Total cost of investments at end of period		10,048
Add:	Unrealized appreciation	3,104

Total market value of investments at end of period		$13,152

5. CHARGES AND EXPENSES

     Pacific Life charges the Separate Account daily for mortality and expense risks assumed with respect to the Contracts funded by the Separate Account at an annual rate of 1.25% of the average daily net assets of each Variable Account. Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account for administrative and contract maintenance expenses assumed, any optional benefit riders, any state and local premium tax charges, and any withdrawal and surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.

Semi-Annual Report
as of June 30, 2004

•	Pacific Select Fund
•	Pacific Select Variable Annuity Separate Account of Pacific Life Insurance Company

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626

Counsel
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006-2401

Pacific Life Insurance Company P.O. Box 7187 Pasadena, California 91109-7187 ADDRESS SERVICE REQUESTED

Form No. 142-4A